Business Combinations, Acquisitions and Non-controlling Interest - Additional Information (Detail) $ in Thousands		4 Months Ended	12 Months Ended
	Dec. 18, 2019 MXN ($)	Apr. 24, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				80.00%
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Net of cash paid				$ 152,896
Additional non-controlling interest acquired				1,104,662
Nextel Telecomunicacoes Ltda [member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition net of cash acquired	$ 6,905,539
Goodwill amount recognized					$ 1,912,372
Acquisition of fixed and mobile line operator	100.00%
Consideration transferred, acquisition-date fair value	$ 17,992,362
Liabilities incurred	$ 9,325,712
ClaroTelefnica Moviles Guatemala SA [Member]
Disclosure of detailed information about business combination [line items]
Amount paid for business acquisition net of cash acquired		$ 5,734,254
Goodwill amount recognized					$ 1,195,136
Acquisition of fixed and mobile line operator		100.00%
Claro [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value				$ 16,500,000
Percentage of voting equity interests acquired				32.00%
Proportion of voting rights held in subsidiary			22.00%
Number Of Mobile Access Sites			$ 4,700